UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
125 East Harmon Avenue #102
Las Vegas, Nevada 89109
(Name and address of agent for service)

1-800-773-9665
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period:  March 31, 2024

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT
March 31, 2024

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

SHAREHOLDER LETTER
(Unaudited)

May 22, 2024
Dear Fellow Shareholders:

Reynolds Blue Chip Growth Fund’s 35th Anniversary
The Reynolds Blue Chip Growth Fund (the “Fund” or “Blue Chip Fund”) celebrated its 35th anniversary last summer. It began operations on August 12, 1988.

Performance Highlights (March 31, 2024)(1)
The annualized average total returns of the Blue Chip Fund and S&P 500® Index for the 1-year, 5-year, and 10-year periods through March 31, 2024 were:

	Average Annual Total Returns
	1 Year	5 Year	10 Year
Reynolds Blue Chip Growth Fund	35.22%	13.23%	10.05%
S&P 500® Index(2)	29.88%	15.05%	12.96%

The Reynolds Blue Chip Growth Fund’s return was 13.45% and the S&P 500® Index's return was 10.56% in the three months ended March 31, 2024.  The Reynolds Blue Chip Growth Fund’s return was 29.75% and the S&P 500® Index’s return was 23.48% in the six months ended March 31, 2024.

(1)
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by visiting www.reynoldsfunds.com or by calling 1-800-773-9665.

(2)
The S&P 500® Index (“S&P”) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. It is not possible to invest directly in an index.

____________

As stated in the Prospectus dated January 31, 2024, as supplemented April 22, 2024, the gross expense ratio of the Fund is 2.19% and net expense ratio of the Fund is 2.01% including acquired fund fees and expenses.  Reynolds Capital Management, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, acquired fund fees and expenses, if any, and extraordinary items) to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 2.00%.

____________
Web Site
Our website is www.reynoldsfunds.com. On our website, you can access current information about your investment holdings. You must first request a personal identification number (“PIN”) by calling our shareholder service representatives at 1-800-773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Blue Chip Fund net asset value. Additional information available (PIN not needed) includes the top ten holdings, industry percentages, and quarterly updates of the returns of the Blue Chip Fund.

The U.S. Economy
U.S. Gross Domestic Product (“GDP”) increased 2.5% in 2023, 1.9% in 2022, 5.9% in 2021, and decreased -3.4% in 2020. GDP is estimated to have increased 1.6% in the quarter ended March 31, 2024 after increasing at an annualized rate of 3.4% in the quarter ended December 31, 2023 and increasing 4.9% in the quarter ended September 30, 2023. GDP is forecast to increase 2.7% in the quarter ended June 30, 2024 and to increase 2.6% in calendar 2024.

U.S. inflation, as measured by the Consumer Price Index, increased 4.1% in 2023, 8.0% in 2022, 4.7% in 2021, and 1.2% in 2020.  Inflation is estimated to have increased 3.2% in the quarter ended March 31, 2024 after increasing 3.2% in the quarter ended December 31, 2023 and increasing 3.6% in the quarter ended September 30, 2023. Inflation is forecast to increase 3.5% in the quarter ending June 30, 2024 and to increase 3.3% in calendar 2024.

Opportunistic Investing in Companies of Various Sizes and Diversified Among Various Industries
The Blue Chip Fund usually invests in companies of various sizes as classified by their market capitalizations. A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price. Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience, plus the overall economic and geopolitical environments and interest rates. The Fund’s investments are diversified among various industries.

The long-term strategy of the Blue Chip Fund is to emphasize investment in worldwide “Blue Chip” growth companies. These companies are defined as companies with a minimum market capitalization of U.S. $1 billion. In the long-term, these companies build value as their earnings grow. This growth in value should ultimately be recognized in higher stock prices for these companies.

Sector Breakdown(1)(2)(3) as of March 31, 2024

(1)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(2)
For presentation purposes within the Fund’s shareholder letter, the Fund has grouped the industry categories by sector.  For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications for financial reporting within its Schedule of Investments.

(3)	Percentages are based on net assets. Sum of sectors shown is greater than 100% due to liabilities in excess of other assets of (0.1)%.

For automatic current daily net asset values: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”. The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Blue Chip Fund shareholders to automatically access their current account information: Call 1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions: Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency: Statements summarizing the Blue Chip Fund accounts held by a shareholder are sent quarterly. In addition, Blue Chip Fund statements are sent whenever a transaction occurs. These transactions are: (1) statements sent for the Blue Chip Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements sent if, and when, any ordinary income or capital gains are distributed.

Tax reporting: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Blue Chip Fund are also reported in January.

Minimum investment: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans: All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan: There is no charge to automatically debit your checking account to invest in the Blue Chip Fund ($50 minimum) at periodic intervals to make automatic purchases. This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund as often as monthly and send a check to you or transfer funds to your bank account.

NASDAQ symbol: Reynolds Blue Chip Growth Fund – RBCGX

Portfolio Manager: Frederick Reynolds is the portfolio manager of the Blue Chip Fund. He has been the portfolio manager of the Fund since its inception in 1988.

The Blue Chip Fund is No-Load: No front-end sales commissions or deferred sales charges (“loads”) are charged. Some mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder’s return. The Blue Chip Fund is No-Load as it does not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus.

Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

Market Risk – The prices of the stocks in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

Growth Investing Risk – The investment adviser may be wrong in its assessment of a company’s potential for growth and the growth stocks the Fund holds may not grow as the investment adviser anticipates. Finally, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Smaller and Medium Capitalization Companies Risk – The Fund invests in smaller and medium capitalization companies, which involve additional risks such as limited liquidity and greater price volatility.

Foreign Securities Risk – The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and different accounting methods.

Additional risks associated with investing in the Fund are as follows: Technology Companies Risk, Consumer Discretionary Companies Risk, Tax Law Change Risk, High Portfolio Turnover Risk and Liquidity Risk. For details regarding these risks, please refer to the Fund’s Prospectus dated January 31, 2024 or Summary Prospectus dated January 31, 2024, as supplemented April 22, 2024.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-800-773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at www.reynoldsfunds.com and on the website of the Commission at http://www.sec.gov no later than August 31 for the prior 12 months ending June 30. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the website of the Commission at http://www.sec.gov.

You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-773-9665.

Distributed by Foreside Fund Services, LLC

Reynolds Blue Chip Growth Fund
EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other fund expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period
	3/31/24	10/1/23	3/31/24	10/1/23 - 3/31/24(1)
Actual Expenses(2)	2.00%	$1,000.00	$1,297.50	$11.49
Hypothetical Example for Comparison Purposes
(5% return before expenses)	2.00%	$1,000.00	$1,015.00	$10.08

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
(2)	Based on the actual return of 29.75% for the six month-period ended March 31, 2024.

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (cost $39,567,227)	$61,644,473
Cash	5,543
Receivable from shareholders for purchases	100
Dividends and interest receivable	18,134
Prepaid expenses	80,078
Total assets	61,748,328
LIABILITIES:
Payable for investments purchased	43,599
Payable to adviser for management fees, net	58,486
Payable for distribution and service fees	5,283
Other liabilities	71,861
Total liabilities	179,229
NET ASSETS	$61,569,099
NET ASSETS CONSIST OF:
Capital stock, $0.01 par value; 40,000,000 shares authorized; 1,001,049 shares outstanding	$40,747,610
Distributable earnings	20,821,489
Net assets	$61,569,099
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($61,569,099 ÷ 1,001,049 shares outstanding)	$61.50

SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace & Defense — 0.1%
General Dynamics Corp.	150	$42,374

Air Freight & Logistics — 0.4%
FedEx Corp.	500	144,870
United Parcel Service, Inc. — Class B	550	81,747
		226,617
Automobile Components — 0.0%(a)
QuantumScape Corp.(b)	3,000	18,870

Automobiles — 0.1%
Tesla, Inc.(b)	500	87,895

Banks — 0.7%
Bank of America Corp.	800	30,336
Citigroup, Inc.	500	31,620
JPMorgan Chase & Co.	1,450	290,435
New York Community Bancorp, Inc.	8,000	25,760
Wells Fargo & Co.	600	34,776
		412,927
Beverages — 0.3%
Diageo PLC — ADR	300	44,622
Monster Beverage Corp.(b)	500	29,640
PepsiCo, Inc.	500	87,505
		161,767
Biotechnology — 0.5%
AbbVie, Inc.	450	81,945
Ascendis Pharma AS — ADR(b)	200	30,234
Exact Sciences Corp.(b)	500	34,530
Neurocrine Biosciences, Inc.(b)	400	55,168

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9% (Continued)
Biotechnology — 0.5% (Continued)
Sarepta Therapeutics, Inc.(b)	500	$64,730
Viking Therapeutics, Inc.(b)	250	20,500
		287,107
Broadline Retail — 6.7%
Amazon.com, Inc.(b)	21,950	3,959,340
eBay, Inc.	1,600	84,448
Macy’s, Inc.	2,500	49,975
PDD Holdings, Inc. — ADR(b)	250	29,063
		4,122,826
Building Products — 0.4%
Builders FirstSource, Inc.(b)	200	41,710
Johnson Controls International PLC	1,500	97,980
Trane Technologies PLC	300	90,060
		229,750
Capital Markets — 0.6%
BlackRock, Inc.	100	83,370
Carlyle Group, Inc.	700	32,837
Futu Holdings Ltd. — ADR(b)	600	32,490
Goldman Sachs Group, Inc.	300	125,307
Interactive Brokers Group, Inc. — Class A	300	33,513
Robinhood Markets, Inc. — Class A(b)	1,800	36,234
T Rowe Price Group, Inc.	400	48,768
		392,519
Chemicals — 0.1%
Sherwin-Williams Co.	150	52,100

Commercial Services & Supplies — 0.3%
Copart, Inc.(b)	700	40,544
Waste Connections, Inc.	250	43,003
Waste Management, Inc.	500	106,575
		190,122
Communications Equipment — 1.1%
Arista Networks, Inc.(b)	1,400	405,972
Ciena Corp.(b)	500	24,725
Cisco Systems, Inc.	700	34,937
F5, Inc.(b)	759	143,899
Motorola Solutions, Inc.	150	53,247
		662,780
Consumer Finance — 0.5%
American Express Co.	1,250	284,613
Upstart Holdings, Inc.(b)	500	13,445
		298,058
Consumer Staples
Distribution & Retail — 2.9%
Casey’s General Stores, Inc.	350	111,458
Costco Wholesale Corp.	1,100	805,893
Dollar General Corp.	550	85,833
Dollar Tree, Inc.(b)	300	39,945
Target Corp.	600	106,326
Walmart, Inc.	10,800	649,836
		1,799,291
Distributors — 0.1%
Genuine Parts Co.	250	38,733

Diversified Consumer Services — 0.0%(a)
WW International, Inc.(b)	2,000	3,700

Electrical Equipment — 0.3%
Eaton Corp. PLC	650	203,242

Electronic Equipment, Instruments
& Components — 0.6%
Amphenol Corp. — Class A	500	57,675
CDW Corp./DE	750	191,835
Coherent Corp.(b)	1,000	60,620
Jabil, Inc.	250	33,488
TE Connectivity Ltd.	50	7,262
		350,880
Energy Equipment & Services — 0.2%
Schlumberger NV	2,400	131,544

Entertainment — 6.5%
Live Nation Entertainment, Inc.(b)	400	42,308
NetEase, Inc. — ADR	400	41,388
Netflix, Inc.(b)	5,650	3,431,414
ROBLOX Corp. — Class A(b)	900	34,362
Roku, Inc.(b)	1,100	71,687
Spotify Technology SA(b)	450	118,755
Take-Two Interactive Software, Inc.(b)	250	37,123
Walt Disney Co.	1,600	195,775
		3,972,812
Financial Services — 2.8%
Berkshire Hathaway, Inc. — Class B(b)	250	105,130
Block, Inc.(b)	1,200	101,496
Corpay, Inc.(b)	800	246,832
Fidelity National Information Services, Inc.	1,600	118,688

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9% (Continued)
Financial Services — 2.8% (Continued)
Fiserv, Inc.(b)	2,150	$343,613
Global Payments, Inc.	250	33,415
Mastercard, Inc. — Class A	300	144,471
PayPal Holdings, Inc.(b)	1,300	87,087
Toast, Inc. — Class A(b)	1,700	42,364
Visa, Inc. — Class A	1,500	418,620
WEX, Inc.(b)	250	59,383
		1,701,099
Ground Transportation — 1.9%
JB Hunt Transport Services, Inc.	150	29,888
Ryder System, Inc.	250	30,048
Uber Technologies, Inc.(b)	14,400	1,108,655
		1,168,591
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	700	79,562
Align Technology, Inc.(b)	150	49,188
Boston Scientific Corp.(b)	3,200	219,168
Dexcom, Inc.(b)	250	34,675
Intuitive Surgical, Inc.(b)	1,550	618,589
Medtronic PLC	700	61,005
Novocure Ltd.(b)	2,000	31,260
Stryker Corp.	450	161,042
		1,254,489
Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	450	50,355
HCA Healthcare, Inc.	600	200,118
Tenet Healthcare Corp.(b)	250	26,278
		276,751
Health Care Technology — 0.2%
Veeva Systems, Inc. — Class A(b)	400	92,676

Hotels, Restaurants & Leisure — 6.7%
Airbnb, Inc. — Class A(b)	1,400	230,943
Booking Holdings, Inc.	450	1,632,545
Carnival Corp.(b)	2,000	32,680
Chipotle Mexican Grill, Inc.(b)	320	930,165
Darden Restaurants, Inc.	250	41,788
Domino’s Pizza, Inc.	200	99,376
DraftKings, Inc. — Class A(b)	3,900	177,099
Expedia Group, Inc.(b)	300	41,325
Hilton Worldwide Holdings, Inc.	550	117,321
Hyatt Hotels Corp. — Class A	750	119,715
Las Vegas Sands Corp.	800	41,360
Marriott International, Inc./MD — Class A	550	138,771
MGM Resorts International(b)	1,000	47,210
Norwegian Cruise Line Holdings Ltd.(b)	2,900	60,697
Royal Caribbean Cruises Ltd.(b)	500	69,505
Shake Shack, Inc. — Class A(b)	1,450	150,844
Wingstop, Inc.	400	146,560
Wyndham Hotels & Resorts, Inc.	400	30,700
		4,108,604
Household Durables — 0.8%
DR Horton, Inc.	250	41,138
KB Home	1,000	70,880
Lennar Corp. — Class A	1,450	249,371
Sonos, Inc.(b)	2,000	38,120
Toll Brothers, Inc.	500	64,685
		464,194
Industrial Conglomerates — 1.1%
3M Co.	500	53,035
General Electric Co.	3,150	552,920
Honeywell International, Inc.	200	41,050
		647,005
Insurance — 0.2%
Progressive Corp.	450	93,069

Interactive Media & Services — 11.0%
Alphabet, Inc. — Class A(b)	8,000	1,207,440
Alphabet, Inc. — Class C(b)	9,000	1,370,340
Baidu, Inc. — ADR(b)	450	47,376
fuboTV, Inc.(b)	5,000	7,900
Meta Platforms, Inc. — Class A	8,400	4,078,871
Snap, Inc. — Class A(b)	2,000	22,960
TripAdvisor, Inc.(b)	2,600	72,254
		6,807,141
IT Services — 1.9%
Accenture PLC — Class A	450	155,975
Cloudflare, Inc. — Class A(b)	2,300	222,709
Cognizant Technology Solutions
Corp. — Class A	1,100	80,619
GoDaddy, Inc. — Class A(b)	250	29,670
International Business Machines Corp.	450	85,932
Okta, Inc.(b)	700	73,234
Shopify, Inc. — Class A(b)	3,900	300,963

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9% (Continued)
IT Services — 1.9% (Continued)
Snowflake, Inc. — Class A(b)	200	$32,320
Twilio, Inc. — Class A(b)	500	30,575
VeriSign, Inc.(b)	200	37,902
Wix.com Ltd.(b)	1,000	137,480
		1,187,379
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	250	36,378
OmniAb, Inc.(b)	2,450	13,279
Repligen Corp.(b)	200	36,784
Thermo Fisher Scientific, Inc.	300	174,363
		260,804
Machinery — 0.6%
Caterpillar, Inc.	550	201,536
Deere & Co.	150	61,611
Illinois Tool Works, Inc.	150	40,250
Ingersoll Rand, Inc.	350	33,233
Parker-Hannifin Corp.	100	55,579
		392,209
Media — 0.1%
Trade Desk, Inc. — Class A(b)	800	69,936

Oil, Gas & Consumable Fuels — 0.2%
ConocoPhillips	350	44,548
Texas Pacific Land Corp.	150	86,777
Vitesse Energy, Inc.	129	3,061
		134,386
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	1,600	76,592
Hawaiian Holdings, Inc.(b)	3,500	46,655
Ryanair Holdings PLC — ADR	250	36,398
United Airlines Holdings, Inc.(b)	1,000	47,880
		207,525
Personal Care Products — 0.1%
elf Beauty, Inc.(b)	200	39,206

Pharmaceuticals — 1.1%
Eli Lilly & Co.	590	458,996
Merck & Co., Inc.	600	79,170
Novo Nordisk AS — ADR	1,000	128,400
Pfizer, Inc.	1,400	38,850
		705,416
Professional Services — 0.4%
Automatic Data Processing, Inc.	150	37,461
Equifax, Inc.	200	53,504
Jacobs Solutions, Inc.	250	38,433
Paychex, Inc.	350	42,980
Paylocity Holding Corp.(b)	200	34,372
SS&C Technologies Holdings, Inc.	600	38,622
		245,372
Real Estate Management
& Development — 0.2%
Anywhere Real Estate, Inc.(b)	1,600	9,888
Redfin Corp.(b)	15,000	99,750
Zillow Group, Inc. — Class C(b)	700	34,146
		143,784
Semiconductors & Semiconductor
Equipment — 15.1%
Advanced Micro Devices, Inc.(b)	3,456	623,772
Applied Materials, Inc.	1,050	216,542
ARM Holdings PLC — ADR(b)	3,900	487,460
ASML Holding NV	40	38,819
Broadcom, Inc.	380	503,655
Entegris, Inc.	600	84,324
KLA Corp.	250	174,643
Lam Research Corp.	50	48,579
Marvell Technology, Inc.	1,100	77,968
Micron Technology, Inc.	800	94,312
NVIDIA Corp.	6,850	6,189,385
NXP Semiconductors NV	500	123,885
Qorvo, Inc.(b)	350	40,191
QUALCOMM, Inc.	500	84,650
Taiwan Semiconductor
Manufacturing Co. Ltd. — ADR	2,950	401,347
Teradyne, Inc.	200	22,566
Universal Display Corp.	700	117,915
		9,330,013
Software — 19.5%
Adobe, Inc.(b)	350	176,610
Aspen Technology, Inc.(b)	400	85,312
Autodesk, Inc.(b)	1,750	455,735
Box, Inc. — Class A(b)	2,400	67,968
C3.ai, Inc. — Class A(b)	1,700	46,019
Cadence Design Systems, Inc.(b)	1,600	498,048
Check Point Software Technologies Ltd.(b)	450	73,805
CommVault Systems, Inc.(b)	800	81,144

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9% (Continued)
Software — 19.5% (Continued)
Crowdstrike Holdings, Inc. — Class A(b)	6,950	$2,228,100
CyberArk Software Ltd.(b)	1,400	371,881
Datadog, Inc. — Class A(b)	1,150	142,140
Fair Isaac Corp.(b)	150	187,442
Five9, Inc.(b)	1,100	68,321
Fortinet, Inc.(b)	1,600	109,296
Gitlab, Inc. — Class A(b)	900	52,488
Intuit, Inc.	200	130,000
JFrog Ltd.(b)	3,200	141,504
Microsoft Corp.	7,950	3,344,723
Nice Ltd. — ADR(b)	400	104,248
Oracle Corp.	3,150	395,672
Palantir Technologies, Inc. — Class A(b)	6,600	151,866
Palo Alto Networks, Inc.(b)	2,950	838,184
PTC, Inc.(b)	250	47,235
RingCentral, Inc. — Class A(b)	1,600	55,584
Salesforce, Inc.	4,550	1,370,368
Samsara, Inc. — Class A(b)	900	34,011
SAP SE — ADR	1,750	341,302
ServiceNow, Inc.(b)	300	228,720
SoundHound AI, Inc. — Class A(b)	3,000	17,670
Workday, Inc. — Class A(b)	550	150,013
Zoom Video Communications,
Inc. — Class A(b)	500	32,685
		12,028,094
Specialized REITs — 0.1%
American Tower Corp.	250	49,398

Specialty Retail — 4.8%
Abercrombie & Fitch Co. — Class A(b)	750	93,998
AutoNation, Inc.(b)	250	41,395
AutoZone, Inc.(b)	300	945,494
Bath & Body Works, Inc.	800	40,016
Best Buy Co., Inc.	1,800	147,654
Burlington Stores, Inc.(b)	200	46,438
CarMax, Inc.(b)	500	43,555
Carvana Co.(b)	500	43,955
Dick’s Sporting Goods, Inc.	450	101,187
Floor & Decor Holdings, Inc. — Class A(b)	250	32,405
Home Depot, Inc.	750	287,699
Lowe’s Cos., Inc.	550	140,102
RH(b)	100	34,826
Ross Stores, Inc.	1,300	190,788
TJX Cos., Inc.	2,000	202,840
Tractor Supply Co.	200	52,344
Ulta Beauty, Inc.(b)	350	183,008
Wayfair, Inc. — Class A(b)	2,900	196,852
Williams-Sonoma, Inc.	400	127,012
		2,951,568
Technology Hardware,
Storage & Peripherals — 3.7%
Apple, Inc.	10,950	1,877,705
Dell Technologies, Inc. — Class C	2,200	251,042
NetApp, Inc.	450	47,237
Western Digital Corp.(b)	1,900	129,656
		2,305,640
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(b)	75	70,595
Lululemon Athletica, Inc.(b)	300	117,195
NIKE, Inc. — Class B	400	37,592
		225,382
Trading Companies & Distributors — 0.5%
Fastenal Co.	1,600	123,424
United Rentals, Inc.	100	72,111
WW Grainger, Inc.	100	101,730
		297,265
TOTAL COMMON STOCKS
(Cost $38,795,664)		60,872,910

RIGHTS — 0.0%
Biotechnology — 0.0%
Achillion Pharmaceuticals, Inc. (b)(c)	3,000	0

Life Sciences Tools & Services — 0.0%
OmniAb Operations, Inc. —
$12.50 Earnout Shares (b)(c)	189	0
OmniAb Operations, Inc. —
$15.00 Earnout Shares (b)(c)	189	0
		0
TOTAL RIGHTS
(Cost $0)		0

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
First American Government Obligations
Fund — Class X, 5.23%(d)	771,563	$771,563
TOTAL SHORT-TERM INVESTMENTS
(Cost $771,563)		771,563
TOTAL INVESTMENTS — 100.1%
(Cost $39,567,227)		61,644,473
Liabilities in Excess of Other Assets — (0.1)%		(75,374)
TOTAL NET ASSETS — 100.0%		$61,569,099

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipt
NV — Naamloze Vennootschap
PLC — Public Limited Company
SA — Sociedad Anónima
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with fair value methodologies established and applied by the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $920)	$147,648
Interest	75,767
Total investment income	223,415
EXPENSES:
Management fees (See Note 2)	284,538
Administration fees and expenses	41,032
Transfer agent fees and expenses	40,892
Distribution and service fees	33,715
Insurance expense	33,464
Custodian fees and expenses	24,187
Shareholder servicing fees	23,064
Accounting fees and expenses	22,126
Professional fees and expenses	20,902
Chief Compliance Officer fees	14,360
Board of Directors fees	14,000
Registration fees	13,790
Printing and postage expenses	7,615
Other expenses	6,806
Total expenses	580,491
Less expenses reimbursed by the investment adviser (See Note 2)	(11,416)
Net expenses	569,075
NET INVESTMENT LOSS	(345,660)
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	4,236,301
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION	10,893,746
NET GAIN ON INVESTMENTS	15,130,047
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,784,387

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended March 31, 2024 (Unaudited) and For the Year Ended September 30, 2023

	2024	2023
OPERATIONS:
Net investment loss	$(345,660)	$(509,523)
Net realized gain on investments and foreign currency transactions	4,236,301	1,280,752
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	10,893,746	5,404,263
Net increase in net assets resulting from operations	14,784,387	6,175,492
DISTRIBUTIONS TO SHAREHOLDERS	—	(3,002,381)
FUND SHARE ACTIVITIES:
Proceeds from shares issued (18,358 and 33,898 shares, respectively)	1,011,330	1,560,883
Net asset value of shares issued in distributions reinvested (0 and 66,276 shares, respectively)	—	2,940,003
Cost of shares redeemed (127,307 and 148,988 shares, respectively)	(6,836,903)	(6,860,981)
Net decrease in net assets derived from Fund share activities	(5,825,573)	(2,360,095)
TOTAL INCREASE IN NET ASSETS	8,958,814	813,016
NET ASSETS AT THE BEGINNING OF THE PERIOD	52,610,285	51,797,269
NET ASSETS AT THE END OF THE PERIOD	$61,569,099	$52,610,285

The accompanying notes are an integral part of these financial statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout the period)

	For the Six
	Months Ended		Year Ended September 30,
	March 31, 2024
	(Unaudited)		2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$47.40		$44.70	$77.51	$68.96	$51.48	$68.35
Income from investment operations:
Net investment loss(1)	(0.33)		(0.44)	(0.68)	(0.93)	(0.70)	(0.61)
Net realized and unrealized gains (losses) on investments	14.43		5.78	(14.00)	16.45	20.69	(6.83)
Total from investment operations	14.10		5.34	(14.68)	15.52	19.99	(7.44)
Less distributions:
Distributions from net capital gains	—		(2.64)	(18.13)	(6.97)	(2.51)	(9.43)
Net asset value, end of period	$61.50		$47.40	$44.70	$77.51	$68.96	$51.48
TOTAL RETURN(2)	29.75%		12.35%	-25.97%	23.72%	40.26%	-8.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$61,569		$52,610	$51,797	$77,991	$68,718	$58,180
Ratio of expenses to average net assets, net of reimbursement	2.00	%(3)	2.00%	1.95%	1.85%	2.00%	2.00%
Ratio of expenses to average net assets, before reimbursement	2.04	%(3)	2.18%	1.95%	1.85%	2.03%	2.02%
Ratio of net investment loss to average net assets	(1.21	%)(3)	(0.95%)	(1.18%)	(1.25%)	(1.25%)	(1.16%)
Portfolio turnover rate	211%		431%	623%	279%	263%	464%

(1)	Amount calculated based on average shares outstanding throughout the period.
(2)	Returns for periods less than one year are not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

(1)	Summary of Significant Accounting Policies —

The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Company consists of one fund: Reynolds Blue Chip Growth Fund (the “Fund”). The Company was incorporated under the laws of Maryland on April 28, 1988.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies, as defined in the Fund’s prospectus.

(a) The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price. Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with fair value methodologies established and applied by the Adviser. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—	Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2—	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$60,872,910	$—	$—	$60,872,910
Rights	—	—	0	0
Money Market Funds	771,563	—	—	771,563
Total Assets	$61,644,473	$—	$0	$61,644,473

Refer to the Schedule of Investments for industry classifications.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024 (Unaudited)

(1)	Summary of Significant Accounting Policies — (Continued)

(b)  Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.

(c)  The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(d)  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The primary reasons for these adjustments are because of net operating losses and distribution in excess. For the year ended September 30, 2023, the following table shows the reclassifications made:

Capital Stock	Distributable Earnings
$(679,677)	$679,677

(e)  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)  No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

(g)  The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2023. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2024, open Federal tax years include the tax years ended September 30, 2020 through 2023. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the six months ended March 31, 2024, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)  The Fund’s cash is held in accounts with balances which may exceed the amount of related federal insurance.  The Fund has not experienced any loss in such accounts and believes it is not exposed to significant credit risk.

(i)  Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024 (Unaudited)

(2)	Investment Advisory Agreement and Transactions With Related Parties —

The Fund has an investment advisory agreement (the “agreement”) with the Adviser, to serve as investment adviser. The sole owner of the Adviser is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.00% of the daily net assets of the Fund.

The agreement further stipulates that the Adviser will reimburse the Fund for all expenses exceeding an annual rate of 2.00% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse the Adviser for any expenses reimbursed in previous fiscal years. The Adviser reimbursed expenses of $11,416 for the six months ended March 31, 2024.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date. Please see Note 5 for more information.

(4)	Investment Transactions —

For the six months ended March 31, 2024, purchases and proceeds of sales of investment securities (excluding short-term securities) were $112,296,517 and $115,802,868, respectively.  There were no purchases or sales of U.S. Government securities.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024 (Unaudited)

(5)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2023:

Tax cost of investments	$48,573,395
Gross tax unrealized appreciation	$11,715,456
Gross tax unrealized depreciation	(4,700,472)
Net unrealized appreciation/depreciation	7,014,984
Distributable ordinary income	—
Distributable long-term capital gains	—
Other accumulated loss	(977,882)
Total distributable earnings	$6,037,102

The difference between the cost amount for financial statement and federal income tax purposes is due to wash sales.

The tax character of distributions paid during the six months ended March 31, 2024 and the year ended September 30, 2023:

Six Months Ended March 31, 2024		Year Ended September 30, 2023
Ordinary Income	Long-Term Capital	Ordinary Income	Long-Term Capital
Distributions	Gains Distributions	Distributions	Gains Distributions
$0	$0	$0	$3,002,381

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2023.

As of September 30, 2023, the Fund had a late year ordinary loss of $474,791 and did not have a post-October capital loss.  The Fund has a short-term capital loss carryforward of $503,091, which does not expire.

(6)	New Accounting Pronouncements and Regulatory Updates —

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

(7)	Subsequent Events —

Management has evaluated events and transactions after March 31, 2024 through the date that the financial statements were issued, and has determined that no additional disclosure or recognition in the financial statements is required.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT
(Unaudited)

On November 17, 2023, the Board of Directors of Reynolds Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreement for the Reynolds Blue Chip Growth Fund (the “Fund”) with the investment adviser, Reynolds Capital Management, LLC (the “Adviser”).  As part of the process of approving the continuation of the advisory agreement, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreement and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Fund (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meetings, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreement, and provided additional information at the meeting.  This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreement; detailed comparative information relating to the Fund’s management fees and other expenses of the Fund; information regarding fees paid and other payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Fund’s performance; information about sales and redemptions of the Fund; information about the Fund’s compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreement.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session.  The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreement.  The Directors recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreement, the Directors and the Independent Directors in executive session considered, among other items:

•	The nature and quality of the investment advisory services provided by the Adviser.

•	A comparison of the fees and expenses of the Fund to other similar funds.

•	A comparison of the fee structures of other accounts managed by the Adviser.

•	Whether economies of scale are recognized by the Fund.

•	The costs and profitability of the Fund to the Adviser.

•	The performance of the Fund.

•	The other benefits to the Adviser from serving as investment adviser to the Fund (in addition to the advisory fee).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolio of the Fund, directing the day-to-day management of the Fund’s portfolio, including the purchase and sale of investment securities.  The Directors then discussed with management the nature of the investment process employed by the Adviser and the resources required to implement the process.

Management noted that in employing its strategy, the Adviser conducts research on target companies and engages in ongoing oversight over the portfolio to address developments in the market.  The Directors then discussed staffing at the Adviser, and concluded that the Adviser is sufficiently staffed to meet the investment objectives of the Fund.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT (Continued)
(Unaudited)

The Directors also considered the background and experience of Mr. Reynolds and expertise of, and the amount of attention given to the Fund by, Mr. Reynolds.  In addition, the Directors considered the quality of the material service providers to the Fund, who provide administrative and distribution services on behalf of the Fund and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser.  The Directors concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Directors discussed with management the variables, in addition to the management fees, such as administrative and transaction fees, that impact costs to the shareholders of the Fund.  Management reviewed with the Directors the comparison of the Fund’s expense ratios to other similar funds.  As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the 15(c) Materials.  The Directors noted that the Fund’s advisory fee and net expense ratio are on the high end of the industry average.  They determined that the research intensive nature of advising the Fund justifies the advisory fee paid to the Adviser, and that taking this into account the advisory fee is within a reasonable range of comparable advisory fees.  The Directors determined that given the small size of the Fund, the net expense ratio is within a reasonable range of comparable ratios.

Comparison of Fee Structures of Other Accounts

The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separate accounts and those performed by the Adviser for the Fund.  The Adviser noted that the management of the Fund involves more comprehensive and substantive duties than the management of institutional separate accounts.  Specifically, the Adviser noted the following:

•	The Adviser provides tailored investment advisory services to the Fund in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•
With regard to the Fund, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn could service thousands of large and small accounts.

•	The Adviser maintains a robust shareholder communication effort for the Fund to reach shareholders through direct contact, through intermediaries, or via the financial press.

•	The Adviser coordinates with the Fund’s Chief Compliance Officer and other service providers to insure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.

•	Separate accounts do not require the same level of services and oversight, nor do they present the same compliance or litigation risk.

The Directors concluded that the services performed by the Adviser for the Fund require a higher level of service and oversight than the services performed by the Adviser for separate accounts.  Based on this determination, the Directors believe that any differential in advisory fees between the Fund and the separate accounts is reasonable, and concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients is reasonable.

In addition to the above, the Directors discussed with management the fact that investors in the Fund are increasingly investing through brokerage platforms (intermediaries), with fewer investors going directly to the Fund’s transfer agent.  The Directors noted that in connection with the intermediaries, the Adviser absorbs a portion of the fees paid by the Fund for services performed by the intermediaries.  As result, the cost of obtaining, retaining and servicing shareholders for the Fund is significantly higher than the costs for separately managed accounts.  The Directors concluded that the payment of the intermediary service fees by the Adviser further justify any differential in advisory fees between the Fund and the institutional separate account.

Reynolds Blue Chip Growth Fund
ADVISORY AGREEMENT (Continued)
(Unaudited)

Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Fund.  They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale.  On the other hand, the Directors noted that many of the Fund’s expenses are subject to diseconomies of scale.  For example, the intermediary service fees generally increase as the Fund’s assets grow.

The Directors concluded that given the size of the Fund, investment advisory fee breakpoints were not warranted at this time, as the Fund was not recognizing economies of scale.

Costs and Profitability

The Directors discussed the Adviser’s profitability, as presented by Mr. Reynolds, and the impact of the intermediary service fees on the profitability.  They also considered the resources and revenues that the Adviser has put into managing and distributing the Fund, and concluded that the level of profitability realized by the Adviser from its provision of services to the Fund is reasonable.

Performance

Mr. Reynolds discussed the performance of the Fund for different time periods compared both to various benchmark indices.  The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Fund to various indices.  Based on the information provided at this meeting and the information and quarterly discussions regarding the Fund’s investment performance, the Directors believe that the Adviser manages the Fund in a manner that is materially consistent with its stated investment objective and style.  The Directors concluded that the Fund’s investment performance is good on an absolute basis, and good on a comparable basis over those same periods, having only slightly underperformed the benchmark index.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee).  The Directors noted that the Adviser may derive ancillary benefits from its association with the Fund in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Fund.  The Directors determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process.  The Directors concluded that the other benefits realized by the Adviser from its relationship with the Fund were reasonable.

Conclusion

After reviewing the 15(c) Material, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreement.

The Directors noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Directors meeting in executive session.  The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the investment advisory agreement.

Reynolds Blue Chip Growth Fund
PRIVACY POLICY
(Unaudited)

We collect the following nonpublic personal information about you:

• Information we receive from you on or in applications or other forms, correspondence or conversations.

• Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

HOUSEHOLDING
(Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-773-9665 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

QUALIFIED DIVIDEND INCOME/DIVIDEND RECEIVED DEDUCTION
(Unaudited)

The Fund designated 0.00% of dividends declared and paid during the year ended September 30, 2023 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

Corporate shareholders may be eligible for a dividend received deduction for certain ordinary income distributions paid by the Fund.  The Fund designated 0.00% of dividends declared and paid during the year ended September 30, 2023 from net investment income as qualifying for the dividends received deduction.  The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was 0.00%.

(This Page Intentionally Left Blank.)

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
THOMAS F. GILBERTSON
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT, LLC
125 East Harmon Avenue #102
Las Vegas, Nevada 89109

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS

Custodian
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN & COMPANY, LTD.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Distributor
FORESIDE FUND SERVICES, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reynolds Funds, Inc.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President/Principal Executive Officer and
Treasurer/Principal Financial Officer

Date    May 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President/Principal Executive Officer and
Treasurer/Principal Financial Officer